BUSINESS COMBINATION - Narrative (Q1) (Details) - USD ($)				1 Months Ended	3 Months Ended		12 Months Ended
	Jun. 14, 2022	Apr. 29, 2022	Feb. 28, 2022	Feb. 28, 2022	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Reverse Recapitalization [Line Items]
Common stock, shares, outstanding (in shares)	25,290,270				26,940,841	17,884,588	26,659,711	17,862,108
Payment to redeeming stockholders	$ 191,437,817
Net proceeds from reverse recapitalization transaction	18,789,000
Gross proceeds available at closing	25,135,000
Proceeds from convertible notes				$ 7,000,000	$ 0	$ 7,000,000	$ 7,000,000	$ 0
Amount available after paying TCAC redeeming stockholders	8,771,000
Proceeds from PIPE Financing	6,100,000
Convertible Notes Payable
Schedule Of Reverse Recapitalization [Line Items]
Proceeds from convertible notes	10,000,000
Accrued interest payable, current	$ 305,000		$ 305,000	$ 305,000
15.00% Convertible Notes | Convertible Notes Payable
Schedule Of Reverse Recapitalization [Line Items]
Issue of common stock (in shares)	730,493			730,493
Interest rate	15.00%		15.00%	15.00%
Repayments of debt	$ 7,000,000		$ 7,000,000
Stock Election Shareholders
Schedule Of Reverse Recapitalization [Line Items]
Common stock, shares, outstanding (in shares)	19,123,806
Stock redeemed during period, price per share (in dollars per share)	$ 10.01
TCAC non-redeeming shareholders
Schedule Of Reverse Recapitalization [Line Items]
Additional shares issued (in shares)	876,194
Issue of common stock (in shares)	1,752,388
CF Principal Investments LLC
Schedule Of Reverse Recapitalization [Line Items]
Stock sale program, authorized amount		$ 50,000,000
Sale of stock, price per share (dollars per share)		$ 0.0001
CF Principal Investments LLC | Affiliated Entity
Schedule Of Reverse Recapitalization [Line Items]
Due to related parties		$ 1,500,000
Shares issued (in shares)		$ 877,193
PIPE Investors
Schedule Of Reverse Recapitalization [Line Items]
Issue of common stock (in shares)	1,341,356